Thrivent Retirement Choice Variable Annuity
Thrivent Variable Annuity Account I

Updating Summary Prospectus April 30, 2023
This updating summary prospectus summarizes key features of the Thrivent Retirement Choice Variable Annuity Contract (the “Contract”) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
The statutory prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/RetirementChoice. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio Company Expenses. See the Appendix for the current fees associated with each Portfolio (investment option).
Important Information You Should Consider About the Contract	The Annual Portfolio Company Expenses table was updated to reflect the new range as described above.
Appendix: Portfolios Available Under the Contract	The Annual Portfolio Company Expenses and performance data have been updated.
Appendix: Portfolios Available Under the Contract
Portfolio name changes:
Thrivent Partner Healthcare Portfolio had a name change to Thrivent
Healthcare Portfolio.
Thrivent Partner Emerging Markets Equity Portfolio had a name change to
Thrivent Emerging Markets Equity Portfolio.

Appendix: Portfolios Available Under the Contract
Portfolio subadviser changes:
BlackRock Investment Management, LLC (“BIM”) will no longer serve as a subadviser to the Thrivent Healthcare Portfolio. The portfolio will be managed by Thrivent, as Adviser.
Aberdeen Asset Managers Limited (“AAML”) will no longer serve as a subadviser to the Thrivent Emerging Markets Equity Portfolio. The portfolio will be managed by Thrivent, as Adviser.
Goldman Sachs Asset Management, L.P. (“GSAM”) will no longer serve as a subadvisor to the Thrivent International Allocation Portfolio. The portfolio will be managed by Thrivent, as Adviser

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you withdraw money from the Contract within 7 years of your last premium payment, you may be assessed a Surrender Charge. Each premium payment will have its own 7-year Surrender Charge. The maximum Surrender Charge is
7% during the first two years and decreases by 1% for the next five years. If you make an early withdrawal, you could pay a Surrender Charge of up to
$7,000 on a $100,000 investment.
				Charges – Surrender Charges
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing
Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
				Charges – Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0.50%	1.25%
	Investment Options ( Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.23%	1.27%
	Optional benefits available for an additional charge (only one optional benefit may be selected)	Minimum	Maximum
	Thrivent Income Builder (GLWB) Rider Charge (as a percentage of the Benefit Base)	0.50%	2.50%
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0.20%	0.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,506	Highest Annual Cost: $4,402
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits	Thrivent Income Builder GLWB Rider
	No sales charges	No sales charges
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a 7-year Surrender Charge that may decrease the surrender value.		Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS			Location in Statutory Prospectus
Investments
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed
Account.
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the
Subaccounts will be restricted by Subaccount Classifications, Required
Allocation Percentages, and Allocation Options. You will receive notice if
Thrivent changes investment restrictions.
We reserve the right to add, delete, combine or substitute investment options.
Purchases and Contract Value Portfolios Available Under Contracts with GLWB Rider
Optional Benefits
You may only select the GLWB Rider or the MADB Rider at the time of
Contract application. Only one optional benefit may be selected. Neither rider may be canceled within the first two years after the Date of Issue.
Withdrawals that exceed the limits under the GLWB Rider may reduce the
Benefit Base by an amount greater than the value withdrawn or could terminate the benefit.
The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
Benefits Available Under the Contract

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Financial advisors or professionals receive compensation for selling the
Contracts . The financial advisor or professional will receive a base commission and may also receive trailing compensation based on the
Contract’s Accumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.
Distribution of the Contracts
Exchanges
Some financial advisors or professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both Contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing Contract.
Taxes - Exchanges of Annuity Contracts
Special Terms
Accumulated Value	The sum of the accumulated values for your Contract in Subaccounts and/or the Fixed Account on or before the Maximum Annuity Date.
Annuity Date	A date when Annuity Income payments begin.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent and described in this prospectus.
Contract Anniversary	The same month and day of each year after issue as in the Date of Issue.
Contract Year
The first Contract Year begins on the Date of Issue and continues through the day before the first Contract Anniversary. Thereafter, a Contract Year begins on one
Contract Anniversary and continues through the day before the next Contract
Anniversary.

Fixed Account
An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount. For the current interest rate, please call our Service Center at 1-800-847-4836.

Maximum Annuity Date	The latest date when Annuity Income payments must begin.
Notice	A request signed by you or provided in another manner acceptable to us and received in good order by us at our Service Center.
Owner, you, your, yours	The owner(s) of this contract.
Portfolio	A mutual fund in which a Subaccount invests. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan	A contract governed by the requirements of Section 408, or 408A of the Internal Revenue Code, as amended.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period. Each premium payment has its own 7-year Surrender Charge period.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/RetirementChoice. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflect fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.75%[1]	-17.92%	6.26%	9.29%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	-17.41%	4.78%	7.58%
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	-16.19%	4.01%	6.14%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	-14.73%	2.35%	4.19%
	Thrivent Balanced Income Plus Portfolio	0.65%	-13.77%	3.34%	5.82%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	-12.38%	2.16%	4.22%
Bank Loan	Eaton Vance VT Floating-Rate Income Portfolio Initial Class	1.17%	-2.70%	1.93%	2.52%
Corporate Bond	Thrivent Income Portfolio	0.43%	-15.86%	0.75%	2.17%
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Portfolio Service Class 2	1.17%	-20.37%	1.46%	4.35%
	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	-25.91%	-1.69%	0.23%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1.14%	-15.80%	-0.95%	0.87%
Equity Energy	Fidelity® VIP Energy Portfolio Service Class 2	0.89%	62.87%	6.94%	4.54%
Foreign Large Blend	American Funds IS® International Growth and Income Portfolio Class 4	1.05%	-15.52%	0.35%	3.37%
	Thrivent International Allocation Portfolio	0.74%	-18.35%	-0.19%	3.31%
	Thrivent International Index Portfolio	0.45%	-14.56%	N/A4	N/A4
Foreign Large Growth	American Funds IS® International Portfolio Class 4	1.03%	-21.02%	-1.29%	3.67%
	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	1.07%	-26.57%	3.03%	6.98%
Foreign Large Value	Putnam VT International Value Portfolio Class IB	1.15%	-6.81%	1.97%	4.19%
Foreign Small/Mid Blend	John Hancock VIT International Small Company Trust Series II	1.27%	-18.35%	-0.45%	5.11%
Global Real Estate	MFS® Variable Insurance Trust III Global Real Estate Portfolio Service Class	1.17%[1]	-27.14%	3.23%	5.65%
Health	Thrivent Healthcare Portfolio	0.84%[1]	-5.54%	11.52%	11.42%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	-10.22%	1.26%	3.19%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio Advisor Class	0.87%	-11.99%	1.86%	0.80%
Intermediate Core Bond	Goldman Sachs VIT Core Fixed Income Portfolio Service Class	0.67%[1]	-14.28%	-0.18%	0.93%
	John Hancock VIT Core Bond Trust Series II	0.88%[1]	-13.81%	-0.40%	0.70%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class III	0.79%[1]	-14.28%	-0.17%	0.95%[5]
Intermediate Government	Thrivent Government Bond Portfolio	0.45%	-10.37%	0.08%	0.94%
Large Blend	American Funds® IS Growth-Income Portfolio Class 4	0.78%	-16.70%	7.56%	11.28%
	MFS® Variable Insurance Trust II Core Equity Portfolio Service Class	1.08%[1]	-17.48%	9.26%	12.33%
	Principal Capital Appreciation Portfolio Class 2	0.88%	-16.62%	9.89%	12.26%
	Putnam VT Research Class IB	1.00%	-17.28%	9.35%	12.34%
	Thrivent ESG Index Portfolio	0.38%[1]	-21.83%	N/A4	N/A4
	Thrivent Large Cap Index Portfolio	0.23%	-18.30%	9.17%	12.24%
Large Growth	Janus Henderson Forty Portfolio Service Class	0.80%	-33.73%	9.48%	12.72%
	Thrivent All Cap Portfolio	0.66%	-18.21%	7.97%	11.03%
	Thrivent Large Cap Growth Portfolio	0.43%	-33.63%	9.77%	12.95%
Large Value	MFS® Variable Insurance Trust Value Series Portfolio Service Class	0.94%[1]	-6.14%	7.08%	10.77%
	Principal VC Equity Income Portfolio Class 2	0.73%	-10.72%	7.15%	10.43%
	Thrivent Large Cap Value Portfolio	0.63%	-4.68%	8.35%	11.08%
Long Government	PIMCO VIT Long-Term U.S. Government Portfolio Advisor Class	1.235%	-28.95%	-2.63%	0.16%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	-13.25%	6.46%	10.46%
	Thrivent Mid Cap Stock Portfolio	0.66%	-17.96%	7.63%	12.88%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio Service Class	0.96%	-16.15%	9.35%	13.10%
	Thrivent Mid Cap Growth Portfolio	0.85%[1]	-28.52%	N/A4	N/A4
Mid-Cap Value	Fidelity® VIP Value Portfolio Service Class 2	0.89%	-4.29%	8.32%	10.83%
	MFS® Variable Insurance Trust III Mid Cap Value Portfolio Service Class	1.04%[1]	-9.00%	7.32%	10.59%
	Thrivent Mid Cap Value Portfolio	0.90%[1]	-5.23%	N/A4	N/A4
Money Market- Taxable	Thrivent Money Market Portfolio	0.32%	1.36%	0.99%	0.54%
Multisector Bond	John Hancock VIT Strategic Income Opportunities Trust Series II	0.97%[1]	-10.30%	0.53%	2.23%
	Thrivent Multidimensional Income Portfolio	1.00%[1]	-13.35%	1.11%	N/A2
	Thrivent Opportunity Income Plus Portfolio	0.66%	-10.49%	0.43%	1.50%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-25.60%	3.93%	6.61%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	-4.19%	1.12%	1.39%
Small Blend	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Class	1.06%[1]	-19.64%	4.07%	8.93%
	Thrivent Small Cap Index Portfolio	0.24%	-16.30%	5.65%	10.55%
	Thrivent Small Cap Stock Portfolio	0.70%	-10.46%	9.49%	12.73%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Small Growth	MFS® Variable Insurance Trust New Discovery Series Portfolio Service Class	1.12%[1]	-29.99%	7.53%	9.71%
	Thrivent Small Cap Growth Portfolio	0.94%[1]	-22.91%	N/A3	N/A3
Small Value	Franklin Small Cap Value VIP Portfolio Class 2	0.91%[1]	-10.06%	5.48%	9.09%
Technology	MFS® Variable Insurance Trust II Technology Portfolio Service Class	1.13%[1]	-35.85%	8.00%	13.76%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	1.06%	-11.09%	-1.02%	-0.41%
	Templeton Global Bond VIP Class 2	0.77%[1]	-4.95%	-2.32%	-0.78%
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	-18.97%	4.90%	8.60%
	Thrivent Low Volatility Equity Portfolio	0.90%[1]	-10.67%	5.31%	N/A2
Global Large-Stock Growth	American Funds® IS Global Growth Portfolio Class 4	0.91%[1]	-24.92%	6.80%	9.92%
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
5The returns for Class III shares prior to August 14, 2012, the recommencement of operations of Class III shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Portfolios Available Under Contracts with GLWB Rider
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. You will receive notice if these change in the future.
THRIVENT INCOME BUILDER (GLWB) RIDER GROUPS AND ALLOCATIONS
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 1 Thrivent Fixed Account	0-10%
Group 2
BlackRock Total Return V.I. Portfolio
Eaton Vance VT Floating-Rate Income Portfolio
Goldman Sachs VIT Core Fixed Income Portfolio
John Hancock VIT Core Bond Portfolio
John Hancock VIT Strategic Income Opportunities Portfolio
PIMCO VIT Global Bond Opportunities (unhedged) Portfolio
PIMCO VIT Long-Term US Government Portfolio
PIMCO VIT Real Return Portfolio
Templeton Global Bond VIP Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio
20-90%

THRIVENT INCOME BUILDER (GLWB) RIDER GROUPS AND ALLOCATIONS
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 3
American Funds IS® Global Growth Portfolio
American Funds IS® Growth-Income Portfolio
American Funds IS® International Portfolio
American Funds IS® International Growth and Income Portfolio
Fidelity® VIP Value Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Forty Portfolio
MFS® VIT II Core Equity Portfolio
MFS® VIT III Mid Cap Value Portfolio
MFS® VIT Value Series Portfolio
Principal Capital Appreciation Portfolio
Principal VC Equity Income Portfolio
Putnam VT International Value Portfolio
Putnam VT Research Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent International Allocation Portfolio
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
0-70%
Group 4
Franklin Small Cap Value VIP Portfolio
Goldman Sachs VIT Small Cap Equity Insights Portfolio
John Hancock VIT International Small Company Portfolio
MFS® VIT New Discovery Series Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio
0-40%
Group 5
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Energy Portfolio
MFS® VIT II Technology Portfolio
MFS® VIT III Global Real Estate Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
Thrivent Emerging Markets Equity Portfolio
Thrivent Healthcare Portfolio
Thrivent Real Estate Securities Portfolio
0-10%

This updating summary prospectus incorporates by reference the Thrivent Retirement Choice Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2023, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2023 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/RetirementChoice. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form #ICC20 W-BZ-FPVA and state variations
EDGAR Contract No. C000220060  32066SPRU R4-23